Prepaid Expense and Other Assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets
Balance at beginning of the year	¥ (14,654)	¥ (14,979)
Additions	(59)	(1,154)
Reversals	109	1,030
Write-off	171	449
Balance at end of the year	¥ 14,433	¥ 14,654